Expenses by nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Raw materials and consumables used		$ (1,463,472)	$ (1,189,728)	$ (856,300)
Third-party services		(545,292)	(467,071)	(407,695)
Depreciation and amortization		(287,069)	(258,711)	(243,925)
Employee benefit expenses		(259,548)	(223,115)	(213,865)
Others		(84,204)	(69,240)	(50,966)
Total		(2,639,585)	$ (2,207,865)	$ (1,772,751)
Expenses By Nature Cost Of Sales [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used	[1]	(1,463,472)
Third-party services	[1]	(449,373)
Depreciation and amortization	[1]	(282,968)
Employee benefit expenses	[1]	(182,609)
Others	[1]	(16,758)
Total	[1]	(2,395,180)
Expenses By Nature Selling General And Administrative [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used
Third-party services		(30,878)
Depreciation and amortization		(4,064)
Employee benefit expenses		(58,909)
Others		(51,692)
Total		(145,543)
Expenses By Nature Mineral Exploration And Project Development [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used
Third-party services		(65,041)
Depreciation and amortization		(37)
Employee benefit expenses		(18,030)
Others		(15,754)
Total		$ (98,862)

[1]	Includes USD 52,215 (including depreciation of USD 16,377) related to the provision of Aripuanã's inventory to its net realizable value, for both its ore stockpile and its produced concentrates, as explained in note 18. This amount also includes USD 15,681 (including depreciation of USD 5,911) related to the idleness of the Aripuanã mine's and plant's capacity since November given the start of the unit's revenues. Before November, 2022 these idleness costs were recorded within Other income and expenses, net.